Going Concern and Management's Plans	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management's Plans

Note 2 - Going Concern and Management's Plans

As of December 31, 2019, the Company had cash and a working capital deficit of approximately $8.4 million (not including approximately $3.7 million of restricted cash) and $9.0 million, respectively. For the years ended December 31, 2019 and 2018, the Company incurred net losses of approximately $16.7 million and $31.0 million, respectively, and used cash in operations of approximately $10.1 million and $14.6 million, respectively. Further, convertible debt obligations and related accrued interest in the aggregate amount of $14.0 million and $2.1 million, respectively, mature on August 19, 2020, unless converted to equity prior to their maturity date (see Note 11 - Convertible Debt). The aforementioned factors raise substantial doubt about the Company's ability to continue as a going concern within one year after the issuance date of these consolidated financial statements.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which contemplate continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company's continuation is dependent upon attaining and maintaining profitable operations and, until that time, raising additional capital as needed, but there can be no assurance that it will be able to close on sufficient financing. The Company's ability to generate positive cash flow from operations is dependent upon generating sufficient revenues. To date, the Company's operations have been funded by the Former Parent, through the issuance of debt and with cash acquired in the Merger. The Company cannot provide any assurances that it will be able to secure additional funding, either from equity offerings or debt financings on terms acceptable to the Company, if at all. If the Company is unable to obtain the requisite amount of financing needed to fund its planned operations, it would have a material adverse effect on its business and ability to continue as a going concern, and it may have to curtail, or even cease, certain operations.